Joint Ventures and Associates - Summary of Carrying Amount of Interests in Joint Ventures and Associates (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Interests In Other Entities [Abstract]
Investments in joint ventures	$ 14,406	$ 13,426
Investments in associates	8,045	9,382
Investments in joint ventures and associates	$ 22,451	$ 22,808